Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ 4,232	$ 4,320
Beginning balance	[1]	4,232
Ending balance		4,579	4,304
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		4,400
Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(168)
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		1	(88)
Other comprehensive income (loss), before reclassifications		24	37
Amounts reclassified from other comprehensive income		(29)	28
Other comprehensive income (loss)	[2]	(5)	65
Ending balance		(4)	(23)
Unrealized Gain (Loss) on Cash Flow Hedges [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		1	(88)
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(950)	(1,036)
Other comprehensive income (loss), before reclassifications		431
Amounts reclassified from other comprehensive income		25	30
Other comprehensive income (loss)	[2]	456	30
Ending balance		(494)	(1,006)
Change in Retirement Plans' Funded Status [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(950)	(1,036)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(899)	(485)
Other comprehensive income (loss), before reclassifications		(335)	(274)
Other comprehensive income (loss)	[2]	(335)	(274)
Ending balance		(1,234)	(759)
Foreign Currency Translation [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(891)	(490)
Foreign Currency Translation [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(8)	5
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(118)	(153)
Other comprehensive income (loss), before reclassifications		(18)	36
Other comprehensive income (loss)	[2]	(18)	36
Ending balance		(136)	(117)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(118)	(153)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,966)	(1,762)
Beginning balance		(1,966)	(1,762)
Other comprehensive income (loss), before reclassifications		102	(201)
Amounts reclassified from other comprehensive income		(4)	58
Other comprehensive income (loss)	[2]	98	(143)
Ending balance		(1,868)	(1,905)
Accumulated Other Comprehensive Income (Loss) [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,958)	(1,767)
Accumulated Other Comprehensive Income (Loss) [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ (8)	$ 5

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).
[2]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(1) million for the six months ended June 30, 2017.